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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       April 18, 2013
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $3,541,696,444.86


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 March 2013

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
                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR        ADR   02364W105
                                                     1,060,900,041.60     50,615,460     sole          1        sole      35,783,053
                                                                                                                none      14,832,407
BAIDU INC ADR            ADR   056752108
                                                       141,474,044.30      1,613,159     sole          1        sole       1,159,706
                                                                                                                none         453,453
BANCO MACRO BANSUD       ADR   05961W105
 ADR                                                    36,641,244.80   2,489,215.00     sole          1        sole       2,260,410
                                                                                                                none         228,805
BANCO SANTANDER          ADS   05967A107
 BRASIL - ADS                                          482,724,558.36     66,490,986     sole          1        sole      47,268,530
                                                                                                                none      19,222,456
BANCOLOMBIA ADR          ADR   05968L102
                                                       230,606,970.00      3,645,960     sole          1        sole       2,256,834
                                                                                                                none       1,389,126
COGNIZANT TECHNOLOGY   CLASS A 192446102
 SOLUTIONS                                             263,107,779.21      3,433,886     sole          1        sole       2,594,051
                                                                                                                none         839,835
CTRIP INTERNATIONAL      ADR   22943F100
 ADR                                                   153,438,808.10   7,176,745.00     sole          1        sole       5,383,700
                                                                                                                none       1,793,045
EMBOTELLADORA ANDINA     ADR   29081P204
 ADR REP A                                               7,302,257.06        228,053     sole          1        sole         112,194
                                                                                                                none         115,859
EMBOTELLADORA ANDINA     ADS   29081P303
 ADS REP B                                             129,793,640.00      3,244,841     sole          1        sole       2,216,401
                                                                                                                none       1,028,440
EPAM SYSTEMS             ORD   29414B104
                                                         4,857,602.07        209,109     sole          1        sole         209,109
                                                                                                                none               0
INFOSYS TECHNOLOGY       ADR   456788108
 LTD ADR                                               442,557,109.44      8,209,184     sole          1        sole       5,372,975
                                                                                                                none       2,836,209
ITAU UNIBANCO HOLDING    ADR   465562106
 SA - ADR                                              313,658,944.20     17,621,289     sole          1        sole      12,441,491
                                                                                                                none       5,179,798
KOSMOS ENERGY LTD        ADR   G5315B107
                                                        59,063,766.60      5,226,882     sole          1        sole       4,006,366
                                                                                                                none       1,220,516
PACTERA TECHNOLOGY       ADR   72765Q205
 INTERNATIONAL ADR                                       4,734,968.28        737,534     sole          1        sole         737,534
                                                                                                                none               0
PLATINUM GROUP           ORD   72765Q205
 METALS LTD                                             56,180,827.64     39,911,960     sole          1        sole      39,911,960
                                                                                                                none               0
TAIWAN SEMICONDUCTOR     ADR   874039100
 CO ADR                                                 14,424,902.55        839,145     sole          1        sole               0
                                                                                                                none         839,145
TERNIUM SA ADR           ADR   880890108
                                                       140,228,980.65      6,890,859     sole          1        sole       5,133,614
                                                                                                                none       1,757,245
                                                     ----------------
                                                     3,541,696,444.86
                                                     ================
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